GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Dec. 31, 2022	Nov. 30, 2022	Apr. 30, 2022
Multiemployer Plan [Line Items]
Accumulated deficit	$ 150,835,256	$ 151,750,610			$ 80,596,925
Foundation Sports Systems LLC [Member]
Multiemployer Plan [Line Items]
Investment retained after disposal, ownership interest after disposal	25.00%	25.00%
Investment amount	$ 0	$ 0
Play Sight [Member] | Foundation Sports Systems LLC [Member]
Multiemployer Plan [Line Items]
Discontinuing operations percentage			75.00%	75.00%